SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jan. 31, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and Cash Equivalents

Cash and Cash Equivalents

The Trust considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.  As of January 31, 2015 and 2014, the Trust held $8,717,943 and $7,719,963, respectively, in a money market fund that invests primarily in obligations of the U.S. Treasury, which it considers to be cash and cash equivalents.

Investments

Investments

The Trust invests solely in U.S. Government securities. The Trustees determine the appropriate classifications of the securities at the time they are acquired and evaluate the appropriateness of such classifications as of each balance sheet date.

The U.S. Government securities are classified as held-to-maturity securities as the Trust has the positive intent and ability to hold to maturity and are therefore stated at amortized cost.

Revenue Recognition

Revenue Recognition

Royalty income under the amended lease agreements with NMC is recognized as it is earned. Under such agreements, royalties are earned upon shipment from Silver Bay, Minnesota (NMC’s location), regardless of whether the actual sales proceeds for any shipment are received by NMC’s parent, Cliffs.  The amount of base overriding royalties and royalty bonuses payable are determined on the volume of tonnage shipped from Silver Bay, Minnesota during each calendar quarter and the actual proceeds to Cliffs resulting from such shipments.

Royalty income includes accrued income receivable.  Accrued income receivable represents royalty income earned but not yet received by the Trust under the royalty agreements described elsewhere in these notes.   Accrued income receivable is calculated based on (i) shipments during the last month of Mesabi Trust’s fiscal year, if any, and (ii) net price adjustments resulting from the price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from Silver Bay, Minnesota.

Adjustments to royalty income may result from changes in final reconciliations of tonnage shipped by NMC with the final amounts received from NMC customers.  Adjustments may also result from revisions to estimated prices previously used to record revenue for tonnage shipped.  Pricing decreases may give rise to negative price adjustments which may be applied against future royalty income recognized by the Trust.

During the fourth quarter of fiscal 2015, negative price adjustments were recorded by Mesabi Trust as an offset to accrued income receivable due to price adjustment mechanisms in the agreements between Cliffs and its customers that determine the final sales price of the shipments from NMC with respect to certain shipments during calendar year 2013.  As of January 31, 2015, the Trust recognized revenue related to approximately 702,400 tons of iron ore that were shipped by NMC as of December 31, 2014, but for which Cliffs has indicated that final pricing is not yet known.  Pricing related to these tons is expected to be finalized in the first calendar quarter of 2016.

Royalty income under the Peters Lease fee agreement is also recognized quarterly as it is earned. Under such agreement, however, royalties are earned at the option of NMC either upon mining of crude ore from Peters Lease lands or upon shipment from Silver Bay of iron ore product produced from Peters Lease lands.

Fixed Property, Including Intangibles

Fixed Property, Including Intangibles

The Trust’s fixed property, including intangibles, is recorded at nominal values and includes the following:

1.        The entire beneficial interest as assignor in the Amended Peters Lease Assignment and the Amended Cloquet Lease Assignment covering taconite properties in Minnesota which are leased to NMC.

2.The entire beneficial interest in Mesabi Land Trust which owns a 20% fee interest in the lands subject to the Peters Lease and the entire fee interest in other properties in Minnesota.

Net Income Per Unit	Net Income Per Unit Net income per unit is computed by dividing net income by the weighted average number of units outstanding.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments which potentially subject the Trust to concentrations of credit risk consist primarily of cash that is maintained at an FDIC insured financial institution. At times during the year the Trust’s cash balance may exceed insured limits.

As further described in Note 1, NMC is the lessee/operator of the Mesabi Trust land.  All royalty income earned by the Trust is received from NMC, and accordingly, substantially all of the accrued income receivable is also due from NMC.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires the Trustees to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.  Specifically, the accrued income receivable, deferred royalty revenue and related royalty revenue are significant estimates which are subject to change in the near term, and changes to these estimates could have a material effect on the Trust’s financial statements.

Subsequent Events	Subsequent Events Material subsequent events are evaluated for recognition or disclosure in the accompanying financial statements.
Fair Value Measures

Fair Value Measures

Valuation Hierarchy

GAAP establishes a three-level valuation hierarchy for classification of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

•	Level 1 — Valuation is based upon quoted prices (unadjusted) for identical assets or liabilities in active markets.
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Level 2 — Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 — Valuation is based upon other unobservable inputs that are significant to the fair value measurement.

The classification of assets and liabilities within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement in its entirety.

The carrying amounts of financial instruments approximated fair value as of January 31, 2015 and 2014, because of the relative short maturity of these instruments.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Trust has reviewed all recently issued, but not yet effective, accounting pronouncements and does not believe the future adoption of any such pronouncements may be expected to cause a material impact on the Trust’s financial condition or results of its operations. The Trust would like to draw further attention to the following issued pronouncement regarding the accounting for revenue from contracts with customers:

Revenue from Contracts with Customers

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” which supersedes the guidance in “Revenue Recognition (Topic 605)” and requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period and is to be applied retrospectively, with early application not permitted. The Trust is evaluating the new standard, but do not expect this standard to have a material impact on our consolidated financial statements.

Various accounting standards and interpretations were issued during the fiscal year ended January 31, 2015. The Trust has evaluated the recently issued accounting pronouncements that are effective for the fiscal year ended January 31, 2015 and believe they will not have a material effect on the Trust’s financial position, results of operations or cash flows when adopted.